UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2011

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            February 13, 2012
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          22
Form 13F Information Table Value Total:    $ 209868
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	  02209S103  9814   331000   SH		Sole		     331000
APACHE CORP			COMMON STOCKS	  037411105  11509  127062   SH		Sole		     127062
BEAM INC			COMMON STOCKS	  073730103  5286   103184   SH		Sole		     103184
CLOROX COMPANY			COMMON STOCKS	  189054109  9984   149998   SH		Sole		     149998
COOPER INDUSTRIES PLC		COMMON STOCKS	  G24140108  10493  193778   SH		Sole		     193778
DEVON ENERGY CORPORATION	COMMON STOCKS	  25179M103  12311  198574   SH		Sole		     198574
FORTUNE BRANDS HOME & SECURI	COMMON STOCKS	  349631101  1752   102860   SH		Sole		     102860
INTEL CORP			NASDAQ OTC ISSUES 458140100  9532   393052   SH		Sole		     393052
JOHNSON & JOHNSON		COMMON STOCKS	  478160104  7387   112648   SH		Sole		     112648
KRAFT FOODS INC-CLASS A		COMMON STOCKS	  50075N104  6394   171155   SH		Sole		     171155
MASCO CORP			COMMON STOCKS	  574599106  1581   150865   SH		Sole		     150865
MATTEL INC			COMMON STOCKS	  577081102  10598  381776   SH		Sole		     381776
MEDTRONIC INC			COMMON STOCKS	  585055106  11064  289262   SH		Sole		     289262
MERCK & CO. INC.		COMMON STOCKS	  58933Y105  11337  300714   SH		Sole		     300714
MICROSOFT CORP			NASDAQ OTC ISSUES 594918104  5829   224529   SH		Sole		     224529
NORFOLK SOUTHERN CORP		COMMON STOCKS	  655844108  9533   130833   SH		Sole		     130833
PEPSICO INC			COMMON STOCKS	  713448108  17013  256418   SH		Sole		     256418
PFIZER INC			COMMON STOCKS	  717081103  13400  619207   SH		Sole		     619207
PHILIP MORRIS INTERNATIONAL	COMMON STOCKS	  718172109  15627  199118   SH		Sole		     199118
TARGET CORP			COMMON STOCKS	  87612E106  6784   132456   SH		Sole		     132456
WALGREEN CO			COMMON STOCKS	  931422109  10816  327157   SH		Sole		     327157
WAL-MART STORES INC		COMMON STOCKS	  931142103  11823  197849   SH		Sole		     197849